INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Common Stock Additional Paid-In Capital [Member]	Common Shares to be Issued [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Sep. 30, 2012	$ 30,241	$ 34,599,514		$ (37,504,926)	$ (2,875,171)
Beginning Balance (Shares) at Sep. 30, 2012	30,240,687
Equity units issued for settlement of loans payable on July 5, 2013	4,209	2,563,011			2,567,220
Equity units issued for settlement of loans payable on July 5, 2013 (Shares)	4,208,910
Capital stock issued for cash on July 5, 2013 - at $0.40	2,196	563,257			565,453
Capital stock issued for cash on July 5, 2013 - at $0.40 (Shares)	2,196,133
Less: Share issue costs		(112,174)			(112,174)
Initial purchase shares issued under equity line on July 5, 2013 - at $0.40	592	99,750			100,342
Initial purchase shares issued under equity line on July 5, 2013 - at $0.40 (Shares)	591,858
Less: Share Issue costs 2		(71,335)			(71,335)
Common stock to be issued for cash - at $0.50			60,000		60,000
Stock based compensation		1,002,500			1,002,500
Net loss for the period				(3,700,046)	(3,700,046)
Ending Balance at Sep. 30, 2013	37,238	38,644,523	60,000	(41,204,972)	(2,463,211)
Ending Balance (Shares) at Sep. 30, 2013	37,237,588
Reclassification of derivative liability upon modification of warrant terms		221,000			221,000
Equity units issued under Purchase Agreement	400	187,770			188,170
Equity units issued under Purchase Agreement (Shares)	400,000
Commitment shares issued under terms of Purchase Agreement	3	(3)
Commitment shares issued under terms of Purchase Agreement (Shares)	2,510
Capital stock issued for cash - at $0.50	120	59,880	(60,000)
Capital stock issued for cash - at $0.50 (Shares)	120,000
Capital stock issued for cash - at $0.30	500	149,500	30,000		180,000
Capital stock issued for cash - at $0.30 (Shares)	500,000
Share issue costs, net of recovery		(2,452)			(2,452)
Issuance of detachable warrants		5,989,900			5,989,900
Agent's warrants issued in connection with convertible debentures		334,900			334,900
Beneficial conversion feature on convertible debentures issued		4,010,100			4,010,100
Capital stock issued pursuant to debt conversions at $0.30	6,378	1,907,149			1,913,527
Capital stock issued pursuant to debt conversions at $0.30 (Shares)	6,378,426
Capital stock issued pursuant to debt conversions at $0.25	2,562	548,558			551,120
Capital stock issued pursuant to debt conversions at $0.25 (Shares)	2,561,713
Stock based compensation		27,925	610,000		637,925
Net loss for the period				(11,368,353)	(11,368,353)
Ending Balance at Sep. 30, 2014	47,201	52,078,750	640,000	(52,573,325)	192,626
Ending Balance (Shares) at Sep. 30, 2014	47,200,237
Capital stock issued pursuant to debt conversions at $0.25	15,676	3,041,031			3,056,707
Capital stock issued pursuant to debt conversions at $0.25 (Shares)	15,673,912
Capital stock issued for cash - at $0.25	2,000				2,000
Capital stock issued for cash - at $0.25 (Shares)	2,000,000
Reclassification of derivative liability		3,931,000			3,931,000
Stock based compensation		31,544			31,544
Net loss for the period				(2,511,577)	(2,511,577)
Ending Balance at Mar. 31, 2015	$ 64,876	$ 59,082,325	$ 640,000	$ (55,084,902)	$ 4,702,299
Ending Balance (Shares) at Mar. 31, 2015	64,874,149